Cover	Dec. 06, 2024
Document Information [Line Items]
Document Type	8-K12B
Amendment Flag	false
Document Period End Date	Dec. 06, 2024
Entity Registrant Name	New Era Helium Inc.
Entity Central Index Key	0002028336
Entity Tax Identification Number	99-3749880
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4501 Santa Rosa Dr.
Entity Address, City or Town	Midland
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79707
City Area Code	432
Local Phone Number	695-6997
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	NEHC
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	NEHCW
Security Exchange Name	NASDAQ
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	888 San Clemente Drive, Suite 400
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
Entity Information, Former Legal or Registered Name	Roth CH Acquisition V Co.